Summary of Significant Accounting Policies - Schedule of Straight Line Method Over Estimated Useful Lives of Assets (Details)	Dec. 31, 2025
Computer network equipment
Schedule of Straight Line Method Over Estimated Useful Lives of Assets [Line Items]
Property, Plant, and Equipment, Useful Life	7 years
Furniture and fixtures
Schedule of Straight Line Method Over Estimated Useful Lives of Assets [Line Items]
Property, Plant, and Equipment, Useful Life	4 years
Leasehold improvements
Schedule of Straight Line Method Over Estimated Useful Lives of Assets [Line Items]
Shorter of the remaining lease term or estimated useful life	Shorter of the remaining lease term or estimated useful life
Leasehold improvements | Minimum [Member]
Schedule of Straight Line Method Over Estimated Useful Lives of Assets [Line Items]
Property, Plant, and Equipment, Useful Life	3 years
Leasehold improvements | Maximum [Member]
Schedule of Straight Line Method Over Estimated Useful Lives of Assets [Line Items]
Property, Plant, and Equipment, Useful Life	4 years